Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory income tax rate of 35%	$ 3,665	$ 4,068	$ 3,492
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax expense, net of federal income tax benefit	$ (388)	$ (180)	$ (54)
Income passed through to common unit holders and noncontrolling interests	(2)	(2,985)	(3,799)
Permanent differences	(201)	(1,410)	(3,293)
Valuation allowance	(12,725)	(407)	1,563
Effect of the Tax Cuts and Jobs Act	(303)	0	0
Other	231	134	25
Total income tax (expense) benefit	$ (9,723)	$ (780)	$ (2,066)